Income Taxes (Components of Net Deferred Tax Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets foreign tax credit forwards	[1]	¥ 87,110		¥ 112,412
Net operating loss carryforwards	[2],[3]	134,675		151,390
Valuation allowance		185,857	[1],[2],[3]	215,626	[1],[2],[3]	¥ 233,991	¥ 198,800
Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets foreign tax credit forwards		59,644		82,572
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		1,613		11,423
Valuation allowance				4,408
Mizuho Financial Group, Inc.
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		24,852		24,943
Valuation allowance		¥ 24,852		¥ 24,943
Earliest Tax Year | Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Operating loss carryforwards, expiration date		Mar. 31, 2027		Mar. 31, 2027

[1]	The amount includes ¥82,572 million and ¥59,644 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2025 and 2026, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal year ending March 31, 2027.
[2]	The amount includes ¥11,423 million and ¥1,613 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards as of March 31, 2025 is substantially offset by ¥4,408 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥24,943 million and ¥24,852 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,943 million and ¥24,852 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.